BUSINESS SEGMENT INFORMATION - Summarized Financial Information by Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014 segments	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 segments	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of Reportable Segments	4									4
Revenues	$ 180,202				$ 161,448					$ 674,686	$ 600,437	$ 501,713
Restructuring charges	397				0					5,078	0	0
Operating income (loss)	8,053	(883)	8,536	11,975	5,734	8,597	15,451	(4,262)	9,086	25,362	28,872	10,626
Depreciation, depletion, and amortization	16,059				14,426					67,231	57,145	45,594
Total assets	1,407,147	946,685			943,015	936,115				946,685	936,115	759,172
Capital expenditures	3,050				5,301					28,591	21,032	27,594
Coal Segment [Member]
Segment Reporting Information [Line Items]
Revenues	158,190				142,112					587,119	519,152	414,928
Restructuring charges	0									0
Operating income (loss)	13,447				13,472					44,471	48,235	27,453
Depreciation, depletion, and amortization	13,459				11,801					56,698	46,639	35,112
Total assets	697,916	705,816			711,128	703,315				705,816	703,315	510,507
Capital expenditures	3,053				5,010					27,064	18,804	24,678
Power [Member]
Segment Reporting Information [Line Items]
Revenues	22,012				19,336					87,567	81,285	86,785
Restructuring charges	397									5,078
Operating income (loss)	1,744				(1,003)					4,907	8,244	12,119
Depreciation, depletion, and amortization	2,524				2,531					10,179	10,085	10,176
Total assets	167,998	180,684			186,309	189,599				180,684	189,599	194,730
Capital expenditures	35				134					790	2,070	2,119
Heritage [Member]
Segment Reporting Information [Line Items]
Revenues	0				0					0	0	0
Restructuring charges	0									0
Operating income (loss)	(3,830)				(4,175)					(14,498)	(14,711)	(19,675)
Depreciation, depletion, and amortization	0				0					0	0	0
Total assets	15,622	15,497			15,877	15,508				15,497	15,508	13,769
Capital expenditures	0				0					0	0	0
Corporate [Member]
Segment Reporting Information [Line Items]
Revenues	0				0					0	0	0
Restructuring charges	0									0
Operating income (loss)	(3,308)				(2,560)					(9,518)	(12,896)	(9,271)
Depreciation, depletion, and amortization	76				94					354	421	306
Total assets	525,611	44,688			29,701	27,693				44,688	27,693	40,166
Capital expenditures	$ (38)				$ 157					$ 737	$ 158	$ 797